Concentrations and Credit Risk (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Concentrations And Credit Risk Details Narrative
Uninsured cash in banks	$ 9,111	$ 7,527
Revenue generate by customer	27.00%	37.00%	31.00%
Net trade receivables	70.00%	76.00%